INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
Schedule of Components of Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Income taxes (tax benefit):
Current taxes:
In Israel	7,564	6,060	4,896
Outside Israel	7,630	8,194	6,013
	15,194	14,254	10,909
Deferred taxes:
In Israel	(471)	(503)	(249)
Outside Israel	(432)	(1,309)	1,204
	(903)	(1,812)	955
Taxes in respect of prior years:
In Israel	-	-	(126)
Outside Israel	(45)	5	(48)
	(45)	5	(174)
	14,246	12,447	11,690

Schedule of Income Tax Reconciliation
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Pretax income	47,574	38,002	37,689
Statutory tax rate	26.5%	25%	25%
Tax computed at the ordinary tax rate	12,607	9,500	9,422
Nondeductible expenses	757	1,701	418
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	(304)	137	1,087
Deductible financial expenses recorded to other comprehensive income	(365)	(312)	(244)
Taxes in respect of prior years	45	5	(174)
Tax adjustment in respect of different tax rates	1,662	1,877	1,734
Taxes in respect of withholding at the source from royalties and dividends	615	817	853
Adjustment in respect of tax rate deriving from “approved enterprises”	(558)	(467)	(233)
Others	(213)	(811)	(1,173)
	14,246	12,447	11,690

Summary of Deferred Taxes

Composition:
	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Deferred taxes included in other current assets:
Provision for employee related obligations	130	139
Provision for legal obligation and other	3,519	3,553
	3,649	3,692

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Long-term deferred income taxes:
Provision for employee related obligations	678	533
Carry forward tax losses and foreign tax credit	3,223	4,029
Temporary differences, net	1,010	1,982
	4,911	6,544
Valuation allowance	(2,175	(2,979)
	2,736	3,565

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Deferred income taxes included in long-term investments and other assets	2,886	3,781
Deferred income taxes included in long-term liabilities	(150)	(216)
	2,736	3,565

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
The Company and its Israeli subsidiaries	26,021	17,296	20,060
Non-Israeli subsidiaries	21,553	20,706	17,629
	47,574	38,002	37,689

Changes in Unrecognized Tax Benefits
US dollars
(in thousands)
Balance at January 1, 2013	439
Translations differences related to the current year	33
Balance at December 31, 2013	472
Translations differences related to the current year	(51
Balance at December 31, 2014	421